Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income (Loss)	$ 2,052.3	$ 1,638.0	$ 1,484.2
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(4.9)	5.3	15.5
Securities Available for Sale, Net of Tax	(0.6)	0.9	2.6
Amortization of Pension and OPEB Deferred Costs, Net of Tax	1.2	4.8	21.9
Pension and OPEB Funded Status, Net of Tax	(25.7)	1.1	176.6
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(30.0)	12.1	216.6
TOTAL COMPREHENSIVE INCOME (LOSS)	2,022.3	1,650.1	1,700.8
Total Comprehensive Income Attributable to Noncontrolling Interest	5.2	4.2	3.7
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	2,017.1	1,645.9	1,697.1
Appalachian Power Co [Member]
Net Income (Loss)	340.6	215.4	193.2
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(0.3)	0.7	1.7
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(1.8)	(1.3)	1.4
Pension and OPEB Funded Status, Net of Tax	(5.7)	2.7	29.7
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(7.8)	2.1	32.8
TOTAL COMPREHENSIVE INCOME (LOSS)	332.8	217.5	226.0
Indiana Michigan Power Co [Member]
Net Income (Loss)	204.8	155.6	177.5
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1.1	1.5	4.2
Amortization of Pension and OPEB Deferred Costs, Net of Tax	0.0	0.2	0.7
Pension and OPEB Funded Status, Net of Tax	(3.5)	(0.5)	8.5
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(2.4)	1.2	13.4
TOTAL COMPREHENSIVE INCOME (LOSS)	202.4	156.8	190.9
Ohio Power Co [Member]
Net Income (Loss)	232.7	216.4	410.0
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(1.3)	(1.5)	(0.3)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	0.0	0.0	12.5
Pension and OPEB Funded Status, Net of Tax	0.0	0.0	65.4
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1.3)	(1.5)	77.6
TOTAL COMPREHENSIVE INCOME (LOSS)	231.4	214.9	487.6
Public Service Co Of Oklahoma [Member]
Net Income (Loss)	92.5	86.9	97.8
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(0.8)	(0.8)	(0.7)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(0.8)	(0.8)	(0.7)
TOTAL COMPREHENSIVE INCOME (LOSS)	91.7	86.1	97.1
Southwestern Electric Power Co [Member]
Net Income (Loss)	196.0	144.6	153.8
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	2.0	2.2	2.3
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(1.0)	(0.9)	(0.3)
Pension and OPEB Funded Status, Net of Tax	(2.9)	(0.3)	7.4
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1.9)	1.0	9.4
TOTAL COMPREHENSIVE INCOME (LOSS)	194.1	145.6	163.2
Total Comprehensive Income Attributable to Noncontrolling Interest	3.7	4.2	4.0
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$ 190.4	$ 141.4	$ 159.2